Pay vs Performance Disclosure	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table (SCT) Total for Guang Yang(1)	Compensation actually paid to Guang Yang(1)(2)(3)	Summary Compensation Table (SCT) Total for Suren Rana(1)	Compensation actually paid to Suren Rana(1)(2)(3)	Average SCT Total for non-PEO NEOs[1]	Average Compensation actually paid to non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ millions)	Stock Price(5)
							TSR	Peer Group TSR
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$—	$—	$700,000	$(6,979,464)	$1,345,000	$197,014	$205	$119	$100.6	$20.58
2021	$—	$—	$12,700,000	$24,330,911	$1,325,008	$2,407,172	$254	$133	$896.4	$25.60
2020	$1,401,151	$(3,902,435)	$1,395,830	$27,539,095	$925,254	$4,020,015	$191	$98	$315.5	$19.28

Company Selected Measure Name			Stock price
Named Executive Officers, Footnote [Text Block]	Guang Yang was our PEO until April 15, 2020. Suren Rana assumed the PEO position on April 15, 2020, following the departure of Guang Yang. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Richard Hart	Richard Hart	Richard Hart
Christina Wiater	Christina Wiater	Christina Wiater

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR shown in this table utilizes the S&P 500 Financials Index (the “Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. The per-share value of the performance based stock options is estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table:

Year	Summary Compensation Table Total for Guang Yang	Exclusion of Equity Awards for Guang Yang	Inclusion of Equity Values for Guang Yang(a)	Compensation Actually Paid to Guang Yang
2020	$1,401,151	$—	$(5,303,586)	$(3,902,435)

(a)This amount represents the forfeiture of the unvested portion of Mr. Yang’s option in connection with his termination in April 2020. No options vested in 2020.
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Guang Yang ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Guang Yang ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Guang Yang ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Guang Yang ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Guang Yang ($)	Total - Inclusion of Equity Values for Guang Yang ($)
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$(5,303,586)	$(5,303,586)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Suren Rana ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Suren Rana ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Suren Rana ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Suren Rana ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Suren Rana ($)	Total - Inclusion of Equity Values for Suren Rana ($)
2022	$—	$(4,349,321)	$—	$(3,330,143)	$—	$(7,679,464)
2021	$—	$8,897,025	$—	$2,733,886	$—	$11,630,911
2020	$12,300,662	$10,477,782	$4,100,221	$(60,399)	$—	$26,818,265

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$381,415	$(445,980)	$—	$(668,421)	$—	$(732,986)
2021	$35,550	$959,090	$—	$115,032	$—	$1,109,672
2020	$2,710,599	$34,159	$701,477	$(36,221)	$—	$3,410,015

Non-PEO NEO Average Total Compensation Amount			$ 1,345,000	$ 1,325,008	$ 925,254
Non-PEO NEO Average Compensation Actually Paid Amount			$ 197,014	2,407,172	4,020,015
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. The per-share value of the performance based stock options is estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table:

Year	Summary Compensation Table Total for Guang Yang	Exclusion of Equity Awards for Guang Yang	Inclusion of Equity Values for Guang Yang(a)	Compensation Actually Paid to Guang Yang
2020	$1,401,151	$—	$(5,303,586)	$(3,902,435)

(a)This amount represents the forfeiture of the unvested portion of Mr. Yang’s option in connection with his termination in April 2020. No options vested in 2020.

Year	Summary Compensation Table Total for Suren Rana	Exclusion of Stock Awards and Option Awards for Suren Rana	Inclusion of Equity Values for Suren Rana	Compensation Actually Paid to Suren Rana
2022	$700,000	$—	$(7,679,464)	$(6,979,464)
2021	$12,700,000	$—	$11,630,911	$24,330,911
2020	$1,395,830	$(675,000)	$26,818,265	$27,539,095

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Option Awards	Inclusion of Equity Values	Compensation Actually Paid to Non-PEO NEOs
2022	$1,345,000	$(415,000)	$(732,986)	$197,014
2021	$1,325,008	$(27,508)	$1,109,672	$2,407,172
2020	$925,254	$(315,254)	$3,410,015	$4,020,015

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

PEO and Other NEOs
Stock Price
Economic Net Income (“ENI”)
ENI Earnings Per Share (“ENI EPS”)

Total Shareholder Return Amount			$ 205	254	191
Peer Group Total Shareholder Return Amount			119	133	98
Net Income (Loss)			$ 100,600,000	$ 896,400,000	$ 315,500,000
Company Selected Measure Amount | $ / shares			20.58	25.60	19.28
PEO Name	Guang Yang	Suren Rana	Suren Rana	Suren Rana
Additional 402(v) Disclosure [Text Block]			Stock price is shown as of the December 31st of each year. We determined Stock Price to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Economic Net Income (“ENI”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			ENI Earnings Per Share (“ENI EPS”)
Suren Rana [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 700,000	$ 12,700,000	$ 1,395,830
PEO Actually Paid Compensation Amount			(6,979,464)	24,330,911	27,539,095
Guang Yang [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					1,401,151
PEO Actually Paid Compensation Amount					(3,902,435)
PEO [Member] | Suren Rana [Member] | Exclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(675,000)
PEO [Member] | Suren Rana [Member] | Inclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,679,464)	11,630,911	26,818,265
PEO [Member] | Suren Rana [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	12,300,662
PEO [Member] | Suren Rana [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(4,349,321)	8,897,025	10,477,782
PEO [Member] | Suren Rana [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	4,100,221
PEO [Member] | Suren Rana [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(3,330,143)	2,733,886	(60,399)
PEO [Member] | Suren Rana [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | Guang Yang [Member] | Exclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Guang Yang [Member] | Inclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(5,303,586)
PEO [Member] | Guang Yang [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | Guang Yang [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | Guang Yang [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | Guang Yang [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | Guang Yang [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	(5,303,586)
Non-PEO NEO [Member] | Exclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(415,000)	(27,508)	(315,254)
Non-PEO NEO [Member] | Inclusion Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(732,986)	1,109,672	3,410,015
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			381,415	35,550	2,710,599
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(445,980)	959,090	34,159
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	701,477
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(668,421)	115,032	(36,221)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 0	$ 0